Expense Example, No Redemption - Class C Shares	Jul. 31, 2025 USD ($)
Putnam Retirement Advantage Plus 2050 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 172
Expense Example, No Redemption, 3 Years	532
Expense Example, No Redemption, 5 Years	1,067
Expense Example, No Redemption, 10 Years	2,342
Putnam Retirement Advantage Plus 2045 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	171
Expense Example, No Redemption, 3 Years	529
Expense Example, No Redemption, 5 Years	1,064
Expense Example, No Redemption, 10 Years	2,339
Putnam Retirement Advantage Plus 2040 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	1,058
Expense Example, No Redemption, 10 Years	2,333
Putnam Retirement Advantage Plus 2035 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	520
Expense Example, No Redemption, 5 Years	1,051
Expense Example, No Redemption, 10 Years	2,315
Putnam Retirement Advantage Plus 2030 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	1,035
Expense Example, No Redemption, 10 Years	2,277
Putnam Retirement Advantage Plus Maturity Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	526
Expense Example, No Redemption, 5 Years	1,031
Expense Example, No Redemption, 10 Years	$ 2,233